Related Party Transactions and Balances (Details) - USD ($)		12 Months Ended
	Nov. 03, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions and Balances (Details) [Line Items]
Fair value amount	$ 2,792,500	$ 2,075,000
Granted options shares (in Shares)			2,566,667
Tintina Holdings, Ltd [Member]
Related Party Transactions and Balances (Details) [Line Items]
Consulting fees		147,529	$ 103,514
Hovan Ventures LLC [Member]
Related Party Transactions and Balances (Details) [Line Items]
Consulting fees		7,000
Platoro West Inc. [Member]
Related Party Transactions and Balances (Details) [Line Items]
Fair value amount		$ 3,174,594	$ 6,496,785